Issued capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Shares Issued and Fully Paid
Shares issued and fully paid

	At December 31,
	2022		2023		2024
	Shares	Amount	Shares	Amount	Shares	Amount
	(in thousands, except for share data)
Ordinary shares	193,426,478	€1,934	246,262,004	€2,463	251,408,922	€2,514
Converted to U.S. dollars at historical exchange rates		$2,306		$2,878		$2,934